Taxation - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Balance as of December 31, 2020	¥ 4,478
Increase	59,316
Decrease	(151)
Balance as of December 31, 2021	¥ 63,643	$ 9,987